Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2025 ¥ / shares shares
Number of non-vested restricted shares units
Beginning Balance | shares	954,818
Granted | shares	80,000
Vested | shares	(328,542)
Forfeited | shares	(106,473)
Ending Balance | shares	599,803
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 165.3
Granted | ¥ / shares	133.46
Vested | ¥ / shares	161.05
Forfeited | ¥ / shares	162.78
Ending Balance | ¥ / shares	¥ 152.75